Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Stockholders' Equity [Abstract]
Stockholders' equity
17.	Stockholders’ equity

a.	Common stock as of December 31, 2025 and 2024, is as follows:

	Number of shares	Amount
	(in thousands)
Fixed capital	90,850	$441,786
Variable capital	406,859	1,978,444
	497,709	2,420,230
Effect of restatement		412,038
Total	497,709	$2,832,268

Common stock consists of nominative shares, fully subscribed, without nominal value. Variable capital can be increased without limitation.

All shares correspond to Series “B”. This series is divided in “Class I” with 90,850,050 shares that represent the fixed capital, and “Class II” with 406,859,164 shares of variable capital stock.

b.	Retained earnings include the statutory legal reserve. According to the Mexican General Corporate Law, at least 5% of net profit of the year must be transferred to the legal reserve until the reserve equals 20% of capital stock at par value (historical Mexican Pesos). The legal reserve may be capitalized but should not be distributed unless the entity is dissolved, and it must be replenished if it is reduced for any reason. As of December 31, 2025, the legal reserve of the Company amounted to $484,046 (nominal pesos), representing 20% of nominal stockholder´s equity.

c.	As of December 31,2025, and 2024, a reserve was approved for $7,000,000 for the repurchase and placement of own shares ($5,000,000 at December 31, 2021), for purchase and re-purchase operations, in order to increase the liquidity of the shares of the Company and promote stability and continuity of their prices through the Mexican Stock Exchange. As of December 31 2025, and 2024, the Company held 37,367,000 and 36,704,345 shares in treasury, respectively, which amounted to $4,597,594 and $4,481,816, respectively. The resulting loss in 2025 for the purchase and sale of treasury shares amounted to $0 (the $0 in 2024).
d.	A reconciliation of the number of shares outstanding shows below:

	Thousands of shares
	2025	2024

Shares outstanding at beginning of year	461,005	461,686
Repurchase of capital shares, net	(663)	(681)
Shares outstanding at yearend	460,342	461,005